Leases - Schedule of supplemental cashflow information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) lease	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Leases
Operating cash flows from operating lease	$ 1,065	$ 832	$ 891
Right-of-use operating lease assets in exchange for lease obligations	$ 6,000
Number of material finance lease | lease	0